Derivative Financial Instruments - Interest rate swaps held for trading (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 31, 2020
Financial Instruments
Unrealized gain/(loss) on derivative financial instruments held for trading	$ 92,409	$ 59,407	$ (64,044)
Interest rate swaps held for trading
Financial Instruments
Notional amount	936,456	1,484,023
Unrealized gain/(loss) on derivative financial instruments held for trading	$ 88,678	60,663	$ (63,982)
GasLog with counterparty Deutsche Bank AG, termination in July 2022, interest rate of 1.98 percent
Financial Instruments
Fixed Interest Rate	1.98%
Notional amount		66,667
Trade date	July 2016
Effective date	July 2016
Termination date	July 2022
GasLog with counterparty DNB Bank ASA, termination in July 2022, interest rate of 1.719 percent
Financial Instruments
Fixed Interest Rate	1.719%
Notional amount		73,333
Trade date	July 2016
Effective date	July 2016
Termination date	July 2022
GasLog with counterparty HSBC Bank, plc, termination in July 2022, interest rate of 1.79 percent
Financial Instruments
Fixed Interest Rate	1.79%
Notional amount		33,333
Trade date	July 2016
Effective date	July 2016
Termination date	July 2022
GasLog with counterparty SCB, termination in July 2022, interest rate of 2.015 percent
Financial Instruments
Fixed Interest Rate	2.015%
Notional amount		66,667
Trade date	July 2020
Effective date	July 2016
Termination date	July 2022
GasLog with counterparty HSBC Bank plc, termination in February 2022, interest rate of 2.005 / 2.170 percent
Financial Instruments
Fixed Interest Rate	2.17%			2.005%
Notional amount		100,000
Trade date	Feb 2017
Effective date	Feb 2017
Termination date	Feb 2022
GasLog with counterparty SCB, termination in March 2022, interest rate of 2.2145 percent
Financial Instruments
Fixed Interest Rate	2.2145%
Notional amount		100,000
Trade date	July 2020
Effective date	Feb 2017
Termination date	Mar 2022
GasLog with counterparty ABN AMRO Bank NV ("ABN"), termination in March 2022, interest rate of 2.003 percent
Financial Instruments
Fixed Interest Rate	2.003%
Notional amount		100,000
Trade date	Feb 2017
Effective date	Feb 2017
Termination date	Mar 2022
GasLog with counterparty Nordea, termination in July 2026, interest rate of 3.070 percent
Financial Instruments
Fixed Interest Rate	3.07%
Notional amount	$ 66,667	66,667
Trade date	May 2018
Effective date	July 2020
Termination date	July 2026
GasLog with counterparty Nordea, termination in July 2026, interest rate of 2.562 percent
Financial Instruments
Fixed Interest Rate	2.562%
Notional amount	$ 66,667	66,667
Trade date	May 2018
Effective date	May 2018
Termination date	July 2026
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), termination in July 2024, interest rate of 3.025 percent
Financial Instruments
Fixed Interest Rate	3.025%
Notional amount	$ 50,000	50,000
Trade date	May 2018
Effective date	July 2020
Termination date	July 2024
GAS-twenty seven Ltd with counterparty DNB Bank ASA, termination in July 2024 interest rate of 3.146 percent
Financial Instruments
Fixed Interest Rate	3.146%
Notional amount	$ 48,889	48,889
Trade date	July 2020
Effective date	July 2020
Termination date	July 2024
GAS-twenty seven Ltd with counterparty ING Bank N.V, termination in July 2024, interest rate of 3.24 percent
Financial Instruments
Fixed Interest Rate	3.24%
Notional amount	$ 24,444	24,444
Trade date	July 2020
Effective date	July 2020
Termination date	July 2024
GasLog with counterparty DNB Bank ASA, termination in July 2025, interest rate of 2.472 percent
Financial Instruments
Fixed Interest Rate	2.472%
Notional amount	$ 73,333	73,333
Trade date	May 2018
Effective date	July 2018
Termination date	July 2025
GasLog with counterparty HSBC Bank, plc, termination in July 2024, interest rate of 2.475 percent
Financial Instruments
Fixed Interest Rate	2.475%
Notional amount	$ 33,333	33,333
Trade date	May 2018
Effective date	Apr 2018
Termination date	July 2024
GasLog with counterparty HSBC Bank, plc, termination in June 2021, interest rate of 2.550 percent
Financial Instruments
Fixed Interest Rate	2.55%
Trade date	May 2018
Effective date	Apr 2018
Termination date	June 2021
GasLog with counterparty ABN AMRO Bank NV ("ABN"), termination in July 2025, interest rate of 2.550 percent
Financial Instruments
Fixed Interest Rate	2.55%
Notional amount	$ 33,333	33,333
Trade date	June 2021
Effective date	Apr 2021
Termination date	July 2025
GasLog with counterparty Citibank Europe Plc, termination in July 2024, interest rate of 3.082 percent
Financial Instruments
Fixed Interest Rate	3.082%
Notional amount	$ 30,000	30,000
Trade date	May 2018
Effective date	July 2020
Termination date	July 2024
GasLog with counterparty Citibank Europe Plc, termination in July 2025, interest rate of 3.095 percent
Financial Instruments
Fixed Interest Rate	3.095%
Notional amount	$ 30,000	30,000
Trade date	May 2018
Effective date	July 2021
Termination date	July 2025
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), termination in July 2026, interest rate of 2.745 percent
Financial Instruments
Fixed Interest Rate	2.745%
Notional amount	$ 50,000	50,000
Trade date	December 2018
Effective date	October 2018
Termination date	July 2026
GasLog with counterparty Nordea Bank Finland, termination in July 2028, interest rate of 2.793 percent
Financial Instruments
Fixed Interest Rate	2.793%
Notional amount	$ 66,667	66,667
Trade date	December 2018
Effective date	October 2018
Termination date	July 2028
GasLog with counterparty DNB Bank ASA, termination in July 2025, interest rate of 2.685 percent
Financial Instruments
Fixed Interest Rate	2.685%
Notional amount	$ 73,333	73,333
Trade date	December 2018
Effective date	January 2019
Termination date	July 2025
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), termination in July 2024, interest rate of 2.958 percent
Financial Instruments
Fixed Interest Rate	2.958%
Notional amount	$ 50,000	50,000
Trade date	December 2018
Effective date	July 2020
Termination date	July 2024
GasLog with counterparty ING Bank N.V., termination in July 2024, interest rate of 3.127 percent
Financial Instruments
Fixed Interest Rate	3.127%
Notional amount	$ 100,000	100,000
Trade date	May 2020
Effective date	July 2020
Termination date	July 2024
Gain (loss) on swap replacement		(41)
GAS-twenty seven Ltd with counterparty DNB Bank ASA, termination in April 2025, interest rate of 3.069 percent
Financial Instruments
Fixed Interest Rate	3.069%
Notional amount	$ 40,000	40,000
Trade date	July 2020
Effective date	April 2020
Termination date	April 2025
GAS-twenty seven Ltd with counterparty ING Bank N.V, termination in April 2025 interest rate of 3.176 percent
Financial Instruments
Fixed Interest Rate	3.176%
Notional amount	$ 20,000	20,000
Trade date	July 2020
Effective date	July 2020
Termination date	April 2025
GAS-fifteen Ltd with counterparty NBG, termination in July 2025, interest rate of 1.795 percent
Financial Instruments
Fixed Interest Rate	1.795%
Notional amount	$ 79,790	$ 87,357
Trade date	September 2020
Effective date	October 2020
Termination date	July 2025